Post-employee benefit plans - Components of Post-Employment Benefit Plans Service Cost (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of defined benefit plans [line items]
DC pension	$ (106)	$ (102)
Plan amendment gain on OPEBs and DB pension	0	16
Less: Capitalized benefit plans cost	56	58
Total post-employment benefit plans service cost included in operating costs	(266)	(242)
Other costs recognized in severance, acquisition and other costs	(4)	(10)
Total post-employment benefit plans service cost	(270)	(252)
DB pension
Disclosure of defined benefit plans [line items]
Current service cost	(213)	(208)
OPEBs
Disclosure of defined benefit plans [line items]
Current service cost	$ (3)	$ (6)